Risk management - Trading market risk (Details) - EUR (€) € in Millions	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Balance sheet amount
Cash, cash balances at central banks and other deposits on demand	€ 153,839		€ 101,067		€ 113,663		€ 110,995
Financial assets held for trading	114,945		108,230		92,879
Non-trading financial assets mandatorily at fair value through profit or loss	4,486		4,911		10,730
Financial assets designated at fair value through profit or loss	48,717		62,069		57,460
Financial assets designated at fair value through other comprehensive income	120,953		125,708		121,091
Financial assets at amortised cost	958,378		995,482		946,099
Hedging derivatives	8,325		7,216		8,607
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	1,980		1,702		1,088
Other assets	11,070		10,138		9,348
Total assets	1,508,250		1,522,695		1,459,271
Financial liabilities held for trading	81,167		77,139		70,343
Financial liabilities designated at fair value through profit or loss	48,038		60,995		68,058
Financial liabilities at amortized cost	1,248,188		1,230,745		1,171,630
Hedging derivatives	6,869		6,048		6,363
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Liabilities	286		269		303
Other liabilities	12,336		12,792		13,088
Liabilities	1,416,928		1,412,036		1,351,910
Total equity	91,322	€ 110,659	€ 110,659	€ 106,970	€ 107,361	€ 105,493	€ 106,833
Market risk
Balance sheet amount
Cash, cash balances at central banks and other deposits on demand	153,839
Financial assets held for trading	114,945
Non-trading financial assets mandatorily at fair value through profit or loss	4,486
Financial assets designated at fair value through profit or loss	48,717
Financial assets designated at fair value through other comprehensive income	120,953
Financial assets at amortised cost	958,378
Hedging derivatives	8,325
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	1,980
Other assets	96,627
Total assets	1,508,250
Financial liabilities held for trading	81,167
Financial liabilities designated at fair value through profit or loss	48,038
Financial liabilities at amortized cost	1,248,188
Hedging derivatives	6,869
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Liabilities	286
Other liabilities	32,380
Liabilities	1,416,928
Total equity	91,322
Value At Risk Metric
Balance sheet amount
Financial assets held for trading	114,945
Non-trading financial assets mandatorily at fair value through profit or loss	3,234
Financial assets designated at fair value through profit or loss	35,337
Hedging derivatives
Financial liabilities held for trading	81,167
Financial liabilities designated at fair value through profit or loss	14,641
Hedging derivatives
Interest rate
Balance sheet amount
Cash, cash balances at central banks and other deposits on demand	153,839
Financial assets designated at fair value through profit or loss	13,380
Financial assets at amortised cost	958,378
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	1,980
Financial liabilities designated at fair value through profit or loss	33,397
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Liabilities	286
Interest rate; credit spread
Balance sheet amount
Financial assets held for trading
Financial assets designated at fair value through other comprehensive income	118,170
Financial liabilities held for trading
Financial liabilities at amortized cost	1,248,188
Interest rate; equities
Balance sheet amount
Non-trading financial assets mandatorily at fair value through profit or loss	1,252
Interest and exchange rates
Balance sheet amount
Hedging derivatives	8,325
Hedging derivatives	€ 6,869